Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Fair Value Measurements
The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	September 30, 2022
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$27,921	$—	$—	$27,921
Total cash equivalents	27,921	—	—	27,921
Restricted cash:
Certificates of deposit	—	18,304	—	18,304
Total assets measured at fair value	$27,921	$18,304	$—	$46,225

Sponsor earn-out liability	$—	$—	$1,260	$1,260
Private warrants liability	—	—	27	27
Total liabilities measured at fair value	$—	$—	$1,287	$1,287

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$247,500	$—	$—	$247,500
Total cash equivalents	247,500	—	—	247,500
Restricted cash:
Certificates of deposit	—	16,462	—	16,462
Total assets measured at fair value	$247,500	$16,462	$—	$263,962

Sponsor earn-out liability	$—	$—	$7,624	$7,624
Private warrants liability	—	—	174	174
Total liabilities measured at fair value	$—	$—	$7,798	$7,798

The following table presents information about the Company's financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$247,500	$—	$—	$247,500
Total cash equivalents	247,500	—	—	247,500
Restricted cash:
Certificates of deposit	—	16,462	—	16,462
Total assets measured at fair value	$247,500	$16,462	$—	$263,962

Private warrants liability	$—	$—	$174	$174
Sponsor earn-out liability	—	—	7,624	7,624
Total liabilities measured at fair value	$—	$—	$7,798	$7,798

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$38,574	$—	$—	$38,574
Total cash equivalents	38,574	—	—	38,574
Restricted cash:
Certificates of deposit	—	11,461	—	11,461
Total assets measured at fair value	$38,574	$11,461	$—	$50,035

Redeemable convertible preferred stock warrants	$—	$—	$12,323	$12,323
Total liabilities measured at fair value	$—	$—	$12,323	$12,323

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table provides a reconciliation of the beginning and ending balances for the level 3 financial liabilities measured at fair value using significant unobservable inputs (in thousands):

	Sponsor Earn-out Liability	Private Warrants
Balance as of December 31, 2021	$7,624	$174
Change in fair value	(6,364)	(147)
Balance as of September 30, 2022	$1,260	$27

The following table provides a reconciliation of the beginning and ending balances for the level 3 financial liabilities measured at fair value using significant unobservable inputs (in thousands):

	Private Warrants	Sponsor Earn-out Liability	Redeemable Convertible Preferred Stock Warrants
Balance as of December 31, 2018	$—	$—	$21,228
Change in fair value	—	—	(1,750)
Balance as of December 31, 2019	—	—	19,478
Change in fair value	—	—	(7,155)
Balance as of December 31, 2020	—	—	12,323
Additions during the period	589	26,443	—
Change in fair value	(415)	(18,819)	(5,056)
Reclass to additional paid-in-capital upon Closing	—	—	(7,267)
Balance as of December 31, 2021	$174	$7,624	$—

Summary of Gain (Loss) in Fair Value
The following table summarizes the (gain) loss on fair value change, net (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Sponsor Earn-out Liability	$(225)	$(12,771)	$(6,364)	$(13,113)
Private Warrants	(1)	(307)	(147)	(257)
Redeemable Convertible Preferred Stock Warrants	—	—	—	(5,056)
(Gain) loss on fair value change, net	$(226)	$(13,078)	$(6,511)	$(18,426)
The following table summarizes the gain (loss) on fair value change, net (in thousands):

	Fiscal year ended December 31,
	2021	2020	2019
Private Warrants	$415	$—	$—
Sponsor Earn-out Liability	18,819	—	—
Redeemable Convertible Preferred Stock Warrants	5,056	7,155	1,750
Gain (loss) on fair value change, net	$24,290	$7,155	$1,750

Summary of Assumptions Used in Determination of Fair Value of Derivatives
The estimated fair value of the Sponsor Earn-Out Shares was determined using a Monte Carlo simulation valuation model using the following assumptions:

	September 30, 2022	December 31, 2021
Stock price	$1.34	$3.91
Expected volatility	70.25%	52.50%
Risk free rate	4.20%	1.12%
Expected term (in years)	3.4	4.2
Expected dividends	0%	0%
The estimated fair value of the Private Warrants was determined using the Black-Scholes option-pricing model using the following assumptions:

	September 30, 2022	December 31, 2021
Stock price	$1.34	$3.91
Expected volatility	70.25%	52.50%
Risk free rate	4.25%	1.04%
Expected term (in years)	2.9	3.7
Expected dividends	0%	0%

The market-based assumptions used in the valuations include the following:

	March 8, 2021 (Closing Date)	December 31, 2020	December 31, 2019
Expected volatility	52%-75%	70%	70%
Expected term (in years)	0.08-7.71	2.0	2.0
Expected dividends	0%	0%	0%
Risk-free rate	0.04%-1.28%	0.1%	1.6%
Discount for lack of marketability	5.0%-33.0%	11%-55%	20%-55%
The estimated fair value of the Sponsor Earn-Out Shares was determined using a Monte Carlo simulation valuation model using the following assumptions:

	December 31, 2021	March 8, 2021 (Closing Date)
Stock price	$3.91	$9.19
Expected volatility	52.50%	29.20%
Risk free rate	1.12%	0.86%
Expected term (in years)	4.2	5.0
Expected dividends	0%	0%
The estimated fair value of the Private Warrants was determined using the Black-Scholes option-pricing model using the following assumptions:

	December 31, 2021	March 8, 2021 (Closing Date)
Stock price	$3.91	$9.19
Expected volatility	52.50%	29.20%
Risk free rate	1.04%	0.73%
Expected term (in years)	3.7	4.5
Expected dividends	0%	0%